SOFTWARE DEVELOPMENT COSTS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SOFTWARE DEVELOPMENT COSTS
Note 5 - SOFTWARE DEVELOPMENT COSTS

5. SOFTWARE DEVELOPMENT COSTS

The Company continued to develop its software products with significant features and enhancements during the three month period ended June 30, 2021 and has continued to capitalize development costs during that period. A summary of the capitalization and amortization of the software development costs is as follows:

	June 30,	December 31,
	2021	2020

Development costs	$2,527,819	$2,479,137
Acquired technology	1,527,186	1,527,186
Less accumulated amortization	(2,707,421)	(2,483,622)
	$1,347,584	$1,522,701

5. SOFTWARE DEVELOPMENT COSTS

A summary of the capitalization and amortization of software development costs as of the dates indicated follows:

	December 31,	December 31,
	2020	2019
Development costs	$2,479,137	$1,936,000
Acquired technology	1,527,186	1,277,000
Less accumulated amortization	(2,483,622)	(1,697,000)
	$1,522,701	$1,516,000

Amortization of software development costs and acquired technology for the years ended December 31, 2020 and 2019, were $899,000 and $628,000, respectively.